NET FEE AND COMMISSION INCOME - Schedule of Fee and Commission Income (Details) - The Group - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
NET FEE AND COMMISSION INCOME (Details) - Schedule of Fee and Commission Income [Line Items]
Fee and commission income	£ 2,195	£ 1,924	£ 2,363
Fee and commission expense	(942)	(909)	(1,027)
Net fee and commission income	1,253	1,015	1,336
Current accounts
NET FEE AND COMMISSION INCOME (Details) - Schedule of Fee and Commission Income [Line Items]
Fee and commission income	634	610	656
Credit and debit card fees
NET FEE AND COMMISSION INCOME (Details) - Schedule of Fee and Commission Income [Line Items]
Fee and commission income	878	748	961
Commercial banking fees
NET FEE AND COMMISSION INCOME (Details) - Schedule of Fee and Commission Income [Line Items]
Fee and commission income	284	169	166
Private banking and asset management
NET FEE AND COMMISSION INCOME (Details) - Schedule of Fee and Commission Income [Line Items]
Fee and commission income	0	1	38
Factoring
NET FEE AND COMMISSION INCOME (Details) - Schedule of Fee and Commission Income [Line Items]
Fee and commission income	76	76	103
Other fees and commissions
NET FEE AND COMMISSION INCOME (Details) - Schedule of Fee and Commission Income [Line Items]
Fee and commission income	£ 323	£ 320	£ 439